Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities
Accounts payable and accrued liabilities
	2012	2011
Accrued liabilities related to:
Consultants and professional fees	$114,640	$167,500
Commissions payable on survey contracts	-	122,400
Survey expenses	29,686	18,508
Board of Directors' fees	60,000	98,612
Wages and bonuses payable	351,780	183,198
Vacation pay	51,078	81,042
	607,184	671,260
Trade payables, payroll withholdings and other	1,016,540	676,665
	$1,623,724	$1,347,925